Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Consolidated Statements of Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current tax
Current year	$ 998	$ 1,246
Adjustments related to prior year	(83)	(74)
Current tax	915	1,172
Deferred tax
Change related to temporary differences	253	(454)
Effects of changes in tax rates	27
Total deferred tax	280	(454)
Income tax expense	$ 1,195	$ 718